Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

On April 30, 2019, Kendall Carpenter, the Company’s Executive Vice President and Chief Financial Officer, repaid the entire principal balance of the $17,500 note described above in Footnote #8, including $134 in accrued interest.

On April 30, 2019, Daniyel Erdberg, the Company’s President, entered into a Stock Redemption and Note Cancellation Agreement whereby the Company redeemed 100,000 shares of common stock paid pursuant to the note described above in Footnote #8 and cancelled the $50,000 note and the related $267 in accrued interest.

16.	SUBSEQUENT EVENTS

On January 25, 2019, the Company completed the sale of 4,015,500 shares of its common stock pursuant to the Amended SPA (discussed above in Footnote #9 – Shareholders’ Equity) at $0.50 per share for an aggregate of $2,007,750. The aggregate consideration consisted of (1) cash in the aggregate amount of $1,432,750, (2) a promissory note from a single non-affiliate investor in the aggregate principal amount of $500,000, (3) a full-recourse promissory note payable by Dan Erdberg in the amount of $50,000 and (4) a full-recourse promissory note payable by Kendall Carpenter in the amount of $25,000. Each note bears an interest rate at a fixed rate of 3% per annum and principal and interest under the notes may be prepaid at any time without penalty. The non-affiliate note was fully repaid on February 8, 2019, including $575 in accrued interest. The Erdberg and Carpenter notes have a maturity date of January 25, 2020. The principal amount of the Carpenter note was reduced by $7,500 on January 28, 2019 leaving a principal balance of $17,500.

On March 20, 2019, the Company’s board of directors approved 180,000 options outside its 2015 Equity Plan to purchase the Company’s common stock to two employees and a contractor for services provided. Two grants totaling 80,000 options vest after one year and one grant of 100,000 options vests after two years. These stock options are exercisable at an exercise price of $1.00 per share and expire on March 20, 2023.